UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
March 1, 2015 to March 31, 2015

                          Commission File Number of issuing entity:  333-183569-05

Nissan Auto Receivables 2014-B Owner Trust
(Exact name of issuing entity as specified in its charter)

                          Commission File Number of depositor:  333-183569

Nissan Auto Receivables Corporation II
(Exact name of depositor as specified in its charter)

Nissan Motor Acceptance Corporation
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-7122738
(I.R.S. Employer Identification No.)

                        c/o Wilmington Trust, National Association, Rodney Square North,
                        1100 North Market Street, Wilmington, Delaware
                       (Address of principal executive offices of the issuing entity)                                                     19890
                                                (Zip Code)

(302) 636-6194
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-2	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-3	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-4	[__]	[__]	[_X_]	_________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ..X... No ......

PART I – DISTRIBUTION INFORMATION

Item 1.                      Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Nissan Auto Receivables 2014-B Owner Trust are set forth in the attached Monthly Servicer’s Certificate.

No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Auto Receivables 2014-B Owner Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from March 1, 2015 to March 31, 2015.  Please refer to the Form ABS-15G filed by the Securitizer on February 13, 2015 for additional information.  The CIK number of the Securitizer is 0001540639.

PART II – OTHER INFORMATION
Item 8.                      Other Information.

In connection with a review of its servicing procedures, Nissan Motor Acceptance Corporation (“NMAC”) identified that receivables for which NMAC had received notification that the related obligor was subject to proceedings under Chapter 13 of the Bankruptcy Code were not classified by NMAC, as servicer, as “defaulted receivables” unless NMAC had determined, in accordance with its customary servicing procedures, that eventual payment in full was unlikely.  Under the transaction documents related to the Nissan Auto Receivables Owner Trust 2014-B transaction and for other transactions for which NMAC is the servicer, receivables with obligors subject to Chapter 13 bankruptcy proceedings should have been classified as “defaulted receivables” upon the servicer’s receipt of notification of the related proceeding.  NMAC has reviewed the transaction documents for this transaction and for other transactions to evaluate whether receivables with obligors subject to Chapter 13 bankruptcy proceedings should have been classified as “defaulted receivables” and has taken steps to reclassify receivables as “defaulted receivables” where appropriate.  This reclassification has resulted in an acceleration of the recognition of losses with respect to such receivables and may result in an increase in recoveries in future months because monthly payments for obligors subject to Chapter 13 bankruptcy proceedings would constitute recoveries rather than collections.

Item 9.                      Exhibits.

(a)	Monthly Servicer’s Certificate for the month of March 2015 – Nissan Auto Receivables 2014-B Owner Trust.

(b)	Exhibits:	99.1 Monthly Servicer’s Certificate for the month of March 2015 – Nissan Auto Receivables 2014-B Owner Trust.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN AUTO RECEIVABLES 2014-B OWNER TRUST By: Nissan Motor Acceptance Corporation, as administrator
Date: April 29, 2015	By: /s/ Andre R. Medeiros Andre R. Medeiros, Assistant Treasurer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer’s Certificate for the month of March 2014 – Nissan Auto Receivables 2014-B Owner Trust.